DEBT	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
DEBT
DEBT

NOTE 7—DEBT

Credit Facility term loans and revolving line of credit

Select Energy Services’ Credit Facility, originally executed in May 2011, has been amended over time. Effective December 20, 2016, the Company amended its Credit Facility to extend the maturity date from February 28, 2018 to February 28, 2020 and reduce the revolving line of credit to $100.0 million. The agreement also amended certain financial covenants and restrictions and outlined a new pricing grid that is effective after receipt of the third quarter 2017 compliance certificate. Accrued interest is payable at the end of each quarter. The Credit Facility has a variable interest rate that ranges from either (i) the London interbank rate (“LIBOR”) plus a margin for Eurodollar advances or (ii) the applicable base rate plus a margin for base rate advances based on the Company’s Leverage Ratio (as defined in the Credit Facility) falling between 2.00% and 4.00% as outlined below. In addition, a commitment fee related to the revolving line of credit is payable at the end of each calendar quarter based on a rate of 0.500% per annum on any unused portion of the commitment under the Credit Facility. Effective June 13, 2017, the Company amended its Credit Facility to permanently waive the default associated with the DAWS Acquisition. This waiver is specifically for such acquisition and does not remedy any other present or future defaults associated with the Credit Facility.

Leverage Ratio Before Receipt of Fourth Quarter 2017	Eurodollar	Base Rate
Compliance Certificate	Advances	Advances
< 4.00	4.00%	3.00%
≥ 4.00	4.50%	3.50%

Leverage Ratio After Receipt of Fouth Quarter 2017	Eurodollar	Base Rate
Compliance Certificate	Advances	Advances
< 2.00	3.00%	2.00%
≥ 2.00 < 2.50	3.25%	2.25%
≥ 2.50 < 3.00	3.50%	2.50%
≥ 3.00 < 3.50	3.75%	2.75%
≥ 3.50 < 4.00	4.00%	3.00%
≥ 4.00	4.50%	3.50%

Select Energy Services had no debt outstanding under the revolving line of credit as of September 30, 2017 and December 31, 2016. The borrowing capacity under the revolving line of credit was reduced by outstanding letters of credit of $14.1 million as of September 30, 2017. The Company’s letters of credit have a variable interest rate between 3.00% and 4.50% based on the Company’s Leverage Ratio as outlined above. The unused portion of the available borrowings under the revolving line of credit was $85.9 million at September 30, 2017.

Debt issuance costs are amortized to interest expense over the life of the debt to which they pertain. Total unamortized debt issuance costs as of September 30, 2017 were $3.0 million. As these debt issuance costs relate to a revolving line of credit, they are presented as a deferred charge within other assets on the consolidated balance sheet.

The Company’s obligations under its Credit Facility are secured by substantially all of its assets. The Credit Facility contains customary events of default and covenants and limits its ability to incur additional indebtedness, pay dividends or make other distributions, create liens and sell assets. The Company was in compliance with all debt covenants as of September 30, 2017.

NOTE 7—DEBT

The Company had no debt outstanding as of December 31, 2016. The Company’s long‑term debt, net of debt issuance costs of $2.9 million, consisted of the following as of December 31, 2015:

As of
December 31, 2015
(in thousands)
Revolving line of credit	$170,990
Credit facility term loan	96,656
Total debt	267,646
Less current maturities of long-term debt	22,305
Long-term debt	$245,341

Credit facility term loans and revolving line of credit

Select Energy Services has a senior secured credit facility originally executed in May of 2011 which has been amended over time. The credit facility was amended on October 30, 2015 to reduce the total credit facility to $355.0 million, comprising a $105.0 million term loan and a $250.0 million revolving line of credit. Effective September 22, 2016, the Company amended its credit facility to amend certain provisions related to leverage ratio covenants and reduced the revolving line of credit to $215.0 million. Effective December 20, 2016, the Company amended its senior secured credit facility to extend the maturity date from February 28, 2018 to February 28, 2020 and reduce the revolving line of credit to $100 million. The agreement also amended certain financial covenants and restrictions and outlined a new pricing grid that is effective after receipt of the third quarter 2017 compliance certificate. Accrued interest is payable at the end of each quarter. The credit facility has a variable interest rate that ranges from either (i) the London interbank rate (“LIBOR”) plus a margin for Eurodollar advances or (ii) the applicable base rate plus a margin for base rate advances based on the Company’s leverage ratio as outlined below. In addition, a commitment fee related to the revolving line of credit is payable at the end of each calendar quarter based on a rate of 0.500% per annum on any unused portion of the commitment under the credit agreement.

	Eurodollar	Base Rate
Leverage Ratio After Receipt of Third Quarter 2017 Compliance Certificate	Advances	Advances
< 4.00	4.00%	3.00%
≥ 4.00	4.50%	3.50%

	Eurodollar	Base Rate
Leverage Ratio After Receipt of Third Quarter 2017 Compliance Certificate	Advances	Advances
< 2.00	3.00%	2.00%
≥ 2.00 < 2.50	3.25%	2.25%
≥ 2.50 < 3.00	3.50%	2.50%
≥ 3.00 < 3.50	3.75%	2.75%
≥ 3.50 < 4.00	4.00%	3.00%
≥ 4.00	4.50%	3.50%

Select Energy Services had no debt outstanding under the revolving line of credit as of December 31, 2016 and $173.0 million outstanding as of December 31, 2015. The weighted-average interest rate of outstanding borrowings under the revolving line of credit was 3.25% as of December 31, 2015. The borrowing capacity under the revolving line of credit was reduced by outstanding letters of credit of $16.3 million and $14.8 million as of December 31, 2016 and 2015, respectively. The Company’s letters of credit have a variable interest rate between 3.00% and 4.50% based on the Company’s leverage ratio as outlined above. The unused portion of the available borrowings under the revolving line of credit was $83.7 million and $62.2 million at December 31, 2016 and 2015, respectively.

In connection with amending its credit facility, the Company incurred $4.5 million and $1.2 million of debt issuance costs during the years ended December 31, 2016 and 2015. Debt issuance costs are amortized to interest expense over the life of the debt to which they pertain. Total unamortized debt issuance costs as of December 31, 2016 and 2015 were $3.9 million and $2.9 million, respectively. As there are no drawn borrowings as of December 31, 2016, unamortized debt issuance costs are presented as a deferred asset. For December 31, 2015, unamortized debt issuance costs are presented as a direct deduction from the carrying value of the associated debt instruments.

The Company’s obligations under its senior secured credit facility are secured by substantially all of its assets. The credit facility contains customary events of default and covenants and limits its ability to incur additional indebtedness, pay dividends or make other distributions, create liens and sell assets. The Company was in compliance with all debt covenants as of December 31, 2016.